Property and Equipment (Tables)	12 Months Ended
Mar. 31, 2025
Property and Equipment [Abstract]
Schedule of Property and Equipment

At March 31, 2025 and 2024, property and equipment consisted of the following:

	As of March 31,
	2025	2024
Machinery	$6,988	$6,837
Motor vehicles	1,189	1,086
Office equipment	1,501	1,328
Furniture and fixtures	800	797
Leasehold improvements	813	805
Leasehold property	7,228	7,193
Assets under construction	87	-
	18,606	18,046
Less: accumulated depreciation	(8,920)	(7,964)
Total	$9,686	$10,082